Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Valuation Allowance	$ 4,287	$ 252
Net operating loss	$ (880,525)	$ (860,110)
Earliest Tax Year [Member]
Operating loss expiration year	2036
Latest Tax Year [Member]
Operating loss expiration year	2038